Acquisitions - Additional Information (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Oct. 17, 2019	Apr. 15, 2019	Aug. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Business combination total consideration transferred or transferrable		$ 15.9
Business combination contingent consideration liability at fair value		14.9		$ 12.0	$ 11.6	$ 13.8
Business combination cash consideration payable		1.0
Payment to acquire business	$ 6.3	0.5
Business combination assets acquired and liabilities assumed Finite lived intangibles	4.0	13.5
Business combination assets acquired and liabilities assumed goodwill acquired		1.9		47.8	$ 48.2	1.9	$ 0.0
Business combination assets acquired and liabilities assumed working capital acquired		0.5
Business combination acquisition related costs expensed		$ 0.2	$ 0.8
Business combination assets acquired and liabilities assumed cash	2.3
Business combination acquistion costs capitalized	$ 0.1
North America Advantage Insurance Services LLC [Member]
Business Acquisition [Line Items]
Business combination goodwill expected to be deducted for tax purposes						$ 1.9
North America Advantage Insurance Services LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business combination finite lived intangible assets acquired weighted average useful life		6 years
Yourhaus Inc [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Business combination finite lived intangible assets acquired weighted average useful life	3 years
Insurance Agency Aggregator [Member]
Business Acquisition [Line Items]
Business combination total consideration transferred or transferrable				25.0
Payment to acquire business				12.5
Business combination assets acquired and liabilities assumed Finite lived intangibles				11.0
Business combination assets acquired and liabilities assumed goodwill acquired				13.2
Business combination assets acquired and liabilities assumed working capital acquired				0.8
Business combination goodwill expected to be deducted for tax purposes				13.2
Insurance Agency Aggregator [Member] | Convertible Notes Payable [Member]
Business Acquisition [Line Items]
Business combination consideration transferred liabilities incurred				$ 12.5
Insurance Agency Aggregator [Member] | Carrier And Agency Relationship [Member]
Business Acquisition [Line Items]
Business combination finite lived intangible assets acquired weighted average useful life				8 years
Insurance Agency Aggregator [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Business combination acquisition related costs expensed				$ 0.1